TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
TRADE AND OTHER RECEIVABLES

The trade and other receivables balance consists of:

	At December 31	At December 31
(in thousands)	2019	2018

Trade receivables	$2,608	$2,952
Receivables in MLJV and MWJV	1,125	571
Sales tax receivables	92	98
Sundry receivables	198	201
Loan receivable (note 24)	-	250
	$4,023	$4,072